GEOGRAPHIC INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | item	1
Total Revenues	$ 220,950	$ 388,731	$ 325,508
Property and equipment, net	12,714	12,180
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	9,161	9,952
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	173,424	292,409	239,884
Property and equipment, net	3,071	1,460
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	40,612	69,281	69,833
Property and equipment, net	482	768
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 6,914	$ 27,041	$ 15,791